Dividend Reinvestment and Stock Purchase Plan	12 Months Ended
Jun. 30, 2014
Dividend Reinvestment and Stock Purchase Plan [Abstract]
Dividend Reinvestment and Stock Purchase Plan
Dividend Reinvestment and Stock Purchase Plan

Our Dividend Reinvestment and Stock Purchase Plan (“Reinvestment Plan”) provides that shareholders of record can reinvest dividends and also make limited additional investments of up to $50,000 per year in shares of common stock of the Company. Under the Reinvestment Plan we issued 28,809, 28,436 and 38,929 shares in 2014, 2013 and 2012, respectively. We registered 400,000 shares for issuance under the Reinvestment Plan in 2006, and as of June 30, 2014 there were approximately 93,000 shares available for issuance.